Registration Nos. 2-98326
                                    811-4323

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]

                  Pre-Effective Amendment No. ____            [   ]


                  Post-Effective Amendment No.  46            [X]

                                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                           [X]

                  Amendment No. 47                            [X]
                  (Check appropriate box or boxes.)


                             CDC NVEST FUNDS TRUST I
                             -----------------------
               (Exact Name of Registrant as Specified in Charter)

                399 Boylston Street, Boston, Massachusetts 02116
                ------------------------------------------------
          (Address of Principal Executive Offices, including Zip Code)

                                 (617) 449-2801
                                 --------------
              (Registrant's Telephone Number, including Area Code)

                             John E. Pelletier, Esq.
                  CDC IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and address of agent for service)

                                    Copy to:
                               John M. Loder, Esq.
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[X] on October 15, 2001 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part A (prospectuses) and Part B (Statement of Additional Information) are incorporated by reference to Post-Effective Amendment No. 45, filed on August 1, 2001 (Accession Number 0000891554-01-503755).

                                                       Registration Nos. 2-98326
                                                                        811-4323

                            CDC NVEST FUNDS TRUST I
                                     PART C
                                OTHER INFORMATION

Item 23.  Exhibits

(a)                     Articles of Incorporation.

     (1) The Registrant's Amended and Restated Agreement and Declaration of Trust dated January 24, 1992 (the "Agreement and Declaration") is incorporated by reference to exhibit 1(a) to Post-Effective Amendment ("PEA") No. 31 to the initial registration statement ("Registration Statement") filed on April 12, 1996.

     (2) Amendment No. 1 dated July 24, 1992 to the Agreement and Declaration is incorporated by reference to exhibit a(2) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

     (3) Amendment No. 2 dated May 1, 1993 to the Agreement and Declaration is incorporated by reference to exhibit a(3) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

     (4) Amendment No.3 dated September 10, 1993 to the Agreement and Declaration is incorporated by reference to exhibit a(4) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

     (5) Amendment No.4 dated September 23, 1993 to the Agreement and Declaration is incorporated by reference to exhibit a(5) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

     (6) Amendment No. 5 dated April 11, 1994 to the Agreement and Declaration is incorporated by reference to exhibit 1(b) to PEA No. 31 to the Registration Statement filed on April 12, 1996.

     (7) Amendment No. 6 dated May 19, 1994 to the Agreement and Declaration is incorporated by reference to exhibit a(7) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

     (8) Amendment No. 7 dated May 2, 1995 to the Agreement and Declaration is incorporated by reference to exhibit a(8) to PEA No. 42 to the Registration
                        Statement filed on April 27, 2000.

     (9) Amendment No. 8 dated November 3, 1995 to the Agreement and Declaration is incorporated by reference to exhibit a(9) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

     (10) Amendment No. 9 dated January 2, 1996 to the Agreement and Declaration is incorporated by reference to exhibit 1(c) to PEA No. 31 to the Registration Statement filed on April 12, 1996.

     (11) Amendment No. 10 dated October 31, 1996 to the Agreement and Declaration is incorporated by reference to exhibit 1(d) to PEA No. 34 to the Registration Statement filed on February 14, 1997.

     (12) Amendment No. 11 dated February 1, 2000 to the Agreement and Declaration is incorporated by reference to exhibit a(12) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

     (13) Amendment No.12 dated February 25, 2000 to the Agreement and Declaration is incorporated by reference to exhibit a(13) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

     (14) Amendment No. 13 dated March 23, 2001 to the Agreement and Declaration is incorporated by reference to exhibit
                        (a)(14) to PEA No. 44 to the Registration Statement filed on April 30, 2001.


     (15) Amendment No. 14 dated August 31, 2001 to the Agreement and Declaration is filed herewith.

     (16) Amendment No. 15 dated August 31, 2001 to the Agreement and Declaration is filed herewith.


(b)                     By-Laws.

     (1) The Registrant's By-laws are incorporated by reference to exhibit 2(a) to PEA No. 32 to the Registration Statement filed on July 30, 1996.

     (2)                Amendment to the By-laws is incorporated by reference to
                        exhibit 2(b) to PEA No. 32 to the Registration Statement filed on July 30, 1996.

(c)                     Instruments Defining Rights of Security Holders.


                        Rights of shareholders are described in Article III,
                        Section 6 of the Registrant's Amended and Restated Agreement and Declaration of Trust incorporated by reference as exhibit 1(a) to PEA No. 31 to the Registration Statement filed on April 12, 1996 and exhibit a(16) filed herewith.


(d)                     Investment Advisory Contracts.

     (1) Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of CDC Nvest Growth Fund, and Capital Growth Management Limited Partnership ("CGM") is incorporated by reference to exhibit (d)(1) to PEA
                        No. 43 to the Registration Statement filed on February 27, 2001.

     (2)             (i)  Advisory Agreement dated October 30, 2000
                          between Registrant on behalf of CDC Nvest Capital Growth Fund and CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers", formerly Nvest Funds Management, L.P.) is incorporated by reference to exhibit (d)(2)(i) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                     (ii) Advisory Agreement dated October 30, 2000 between
                          Registrant on behalf of CDC Nvest Balanced Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(ii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                     (iii)Advisory Agreement dated October 30, 2000 between
                          Registrant on behalf of CDC Nvest International Equity Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(iii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                     (iv) Advisory Agreement dated October 30, 2000 between
                          Registrant on behalf of CDC Nvest Star Advisers Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(iv) to PEA No. 43 to the Registration Statement filed on February 27, 2001.


                     (v) Agreement Addendum dated June 1, 2001 to Advisory Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest Star Advisers Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)
                          (2)(v) to PEA No. 45 to the Registration Statement filed on August 1, 2001.


                     (vi) Advisory Agreement dated October 30, 2000 between
                          Registrant on behalf of CDC Nvest Star Value Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(v) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                     (vii)Advisory Agreement dated October 30, 2000 between
                          Registrant on behalf of CDC Nvest Star Worldwide Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(vi) to PEA No. 43 to the Registration Statement filed on February 27, 2001.


                     (viii)Form of Advisory Agreement dated October 1, 2001
                          between Registrant on behalf of CDC Nvest Government Securities Fund and CDC IXIS Advisers is filed herewith.


                     (vix)Advisory Agreement dated October 30, 2000 between
                          Registrant on behalf of CDC Nvest Strategic Income Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(viii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                     (x) Advisory Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest Bond Income Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(ix) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                     (xi) Advisory Agreement dated October 30, 2000 between
                          Registrant on behalf of CDC Nvest Municipal Income Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(x) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                     (xii)Advisory Agreement dated October 30, 2000 between
                          Registrant on behalf of CDC Nvest Star Small Cap Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(xi) to PEA No. 43 to the Registration Statement filed on February 27, 2001.


                     (xiii)Form of Advisory Agreement between Registrant on
                          behalf of CDC Nvest Large Cap Growth Fund and CDC IXIS Advisers is filed herewith.

                     (xiv)Form of Advisory Agreement between Registrant on
                          behalf of CDC Nvest Jurika & Voyles Relative Value Fund and CDC IXIS Advisers is filed herewith.

                     (xv) Form of Advisory Agreement between Registrant on
                          behalf of CDC Nvest Star Growth Fund is filed herewith.

     (3)             (i)  Sub-advisory Agreement dated October 30, 2000 among
                          Registrant on behalf of CDC Nvest Capital Growth Fund, CDC IXIS Advisers and Westpeak Global Advisors, L.P.

                          (formerly Westpeak Investment Advisors, L.P., ("Westpeak")) is incorporated by reference to exhibit
                          (d)(3)(i) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                     (ii) Sub-advisory Agreement dated April 20, 2001 among
                          Registrant on behalf of CDC Nvest Balanced Fund, CDC IXIS Advisers and Loomis, Sayles & Company, L.P. ("Loomis Sayles") is incorporated by reference to exhibit (d)(3)(ii) to PEA No. 45 to the Registration Statement filed on August 1, 2001.

                     (iii)Sub-advisory Agreement dated April 20, 2001 among
                          Registrant on behalf of Balanced Fund, and Jurika & Voyles, L.P. ("Jurika and Voyles") is incorporated by reference to exhibit (d)(3)(iii) to PEA No. 45 to the Registration Statement filed on August 1, 2001.


                     (iv) Sub-advisory Agreement dated October 30, 2000 among
                          Registrant on behalf of CDC Nvest International Equity Fund, CDC IXIS Advisers and Loomis Sayles incorporated by reference to exhibit (d)(3)(iii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                     (v) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Advisers Fund, CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit (d)(3)(iv) to PEA No. 43 to the Registration Statement filed on February 27, 2001.


                     (vi) Amendment No. 1 dated June 1, 2001 to Sub-Advisory
                          Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Advisers Fund, CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit (d)(3)(vi) to PEA No. 45 to the Registration Statement filed on August 1, 2001.

                     (vii)Sub-advisory Agreement dated May 18, 2001 among
                          Registrant on behalf of CDC Nvest Star Advisers Fund, CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit (d)(3)(vii) to PEA No. 45 to the Registration Statement filed on August 1, 2001.

                     (viii)Amendment No. 1 dated June 1, 2001 to Sub-Advisory
                          Agreement dated May 18, 2001 among Registrant on behalf of CDC Nvest Star Advisers Fund, CDC IXIS Adviser and Loomis Sayles is incorporated by reference to exhibit (d)(3)(viii) to PEA No. 45 to the Registration Statement filed on August 1, 2001.


                     (vix)Sub-advisory Agreement dated October 30, 2000 among
                          Registrant on behalf of CDC Nvest Star Advisers Fund, CDC IXIS Advisers and Harris Associates L.P. ("Harris Associates") is incorporated by reference to exhibit
                          (d)(3)(vii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.


                     (x) Amendment No. 1 dated June 1, 2001 to Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Advisers Fund, CDC IXIS Advisers and Harris Associates is incorporated by reference to exhibit (d)(3)(x) to PEA No. 45 to the Registration Statement filed on August 1, 2001.

                     (xi) Subadvisory Agreement dated September 1, 2001 among
                          Registrant on behalf of CDC Nvest Star Advisers Fund, CDC IXIS Advisers and Fund Asset Management, L.P. (doing business as Mercury Advisors) is filed herewith.

                     (xii)Sub-advisory Agreement dated October 30, 2000 among
                          Registrant on behalf of CDC Nvest Star Value Fund, CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit (d)(3)(xi) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                     (xiii)Sub-advisory Agreement dated October 30, 2000 among
                          Registrant on behalf of CDC Nvest Star Value Fund, CDC IXIS Advisers and Harris Associates is incorporated by reference to exhibit (d)(3)(xiii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                    (xiv) Sub-advisory Agreement dated October 30, 2000 among
                          Registrant on behalf of CDC Nvest Star Value Fund, CDC IXIS Advisers and Vaughan Nelson Scarborough & McCullough, L.P. ("Vaughan Nelson") is incorporated by reference to exhibit (d)(3)(xv) to PEA No. 43 to the Registration Statement filed on February 27, 2001.


                     (xv) Sub-advisory Agreement dated October 30, 2000 among
                          Registrant on behalf of CDC Nvest Star Value Fund, CDC IXIS Advisers and Westpeak is incorporated by reference to exhibit (d)(3)(xvii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                     (xvi)Sub-advisory Agreement dated October 30, 2000 among
                          Registrant on behalf of CDC Nvest Star Worldwide Fund, CDC IXIS Advisers and Harris Associates is incorporated by reference to exhibit (d)(3)(xviii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.


                     (xvii)Sub-advisory Agreement dated October 30, 2000 among
                          Registrant on behalf of CDC Nvest Star Worldwide Fund, CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit (d)(3)(xx) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                     (xviii)Sub-advisory Agreement dated October 30, 2000 among
                          Registrant on behalf of CDC Nvest Star Worldwide Fund, CDC IXIS Advisers and Montgomery Asset Management LLC ("Montgomery") is incorporated by reference to exhibit
                          (d)(3)(xxi) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                     (xix)Form of Sub-advisory Agreement dated October 1, 2001
                          among Registrant on behalf of CDC Nvest Government Securities Fund, CDC IXIS Advisers and Loomis Sayles is filed herewith.


                     (xx) Sub-advisory Agreement dated October 30, 2000 among
                          Registrant on behalf of CDC Nvest Strategic Income Fund, CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit (d)(3)(xxiii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                     (xxi)Form of Sub-advisory Agreement dated October 1, 2001
                          among Registrant on behalf of CDC Nvest Bond Income Fund, CDC IXIS Advisers and Loomis Sayles is filed herewith.

                     (xxii)Form of Sub-advisory Agreement dated October 1, 2001 among Registrant on behalf of CDC Nvest Municipal Income Fund, CDC IXIS Advisers and Loomis Sayles is filed herewith.

                     (xxiii)Sub-advisory Agreement dated October 30, 2000 among
                          Registrant on behalf of CDC Nvest Star Small Cap Fund, CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit (d)(3)(xxvi) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                     (xxiv)Sub-advisory Agreement dated October 30, 2000 among
                          Registrant on behalf of CDC Nvest Star Small Cap Fund, CDC IXIS Advisers and Harris Associates is incorporated by reference to exhibit (d)(3)(xxvii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.


                     (xxv)Sub-advisory Agreement dated October 30, 2000 among
                          Registrant on behalf of CDC Nvest Star Small Cap Fund, CDC IXIS Advisers and Montgomery is incorporated by reference to exhibit (d)(3)(xxviii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.


                     (xxvi)Sub-advisory Agreement dated October 30, 2000 among
                          Registrant on behalf of CDC Nvest Star Small Cap Fund, CDC IXIS Advisers and RS Investment Management, L.P. ("RSIM") is incorporated by reference to exhibit (d)
                          (3)(xxix) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                     (xxvii)Form of Sub-Advisory Agreement among Registrant on
                          behalf of CDC Nvest Large Cap Growth Fund, CDC IXIS Advisers and Vaughan Nelson is filed herewith.

                     (xxviii)Form of Sub-Advisory Agreement among Registrant on behalf of CDC Nvest Jurika & Voyles Relative Value Fund, CDC IXIS Advisers and Jurika & Voyles, L.P. is filed herewith.

                     (xxix)Form of Sub-Advisory Agreement among Registrant on
                          behalf of CDC Nvest Star Growth Fund, CDC IXIS Advisers and Westpeak is filed herewith.

                     (xxx)Form of Sub-Advisory Agreement among Registrant on
                          behalf of CDC Nvest Star Growth Fund, CDC IXIS Advisers and Vaughan Nelson is filed herewith.

                     (xxxi)Form of Sub-Advisory Agreement among Registrant on
                          behalf of CDC Nvest Star Growth Fund, CDC IXIS Advisers and RSIM is filed herewith.

                     (xxxii)Form of Sub-Advisory Agreement among Registrant on
                          behalf of CDC Nvest Star Growth Fund, CDC IXIS Advisers and Morgan Stanley Investments LP ("Morgan Stanley") is filed herewith.


(e)                     Underwriting Contracts.

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     (1)                Distribution Agreement dated October 30, 2000 between
                        the Registrant on behalf of CDC Nvest Growth Fund and CDC IXIS Asset Management Distributors, L.P. ("CDC IXIS Distributors", formerly Nvest Funds Distributor, L.P.) is incorporated by reference to exhibit (e)(1) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

     (2) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Capital Growth Fund and CDC IXIS Distributors is incorporated by reference to exhibit (e)(2) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

     (3) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Balanced Fund and CDC IXIS Distributors is incorporated by reference to exhibit (e)(3) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

     (4) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest International Equity Fund and CDC IXIS Distributors is incorporated by reference to exhibit (e)(4) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

     (5) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Star Advisers Fund and CDC IXIS Distributors is incorporated by reference to exhibit (e)(5) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

     (6) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Star Value Fund and CDC IXIS Distributors is incorporated by reference to exhibit (e)(6) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

     (7) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Star Worldwide Fund and CDC IXIS Distributors is incorporated by reference to exhibit (e)(7) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

     (8) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Government Securities Fund and CDC IXIS Distributors is incorporated by reference to exhibit (e)(8) to PEA No.43 to the Registration Statement filed on February 27, 2001.

     (9) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Strategic Income Fund and CDC IXIS Distributors is incorporated by reference to exhibit (e)(9) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

     (10) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Bond Income Fund and CDC IXIS Distributors is incorporated by reference to exhibit (e)(10) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

     (11) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Municipal Income Fund and CDC IXIS Distributors is incorporated by reference to exhibit (e)(11) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

     (12) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Star Small Cap Fund and CDC IXIS Distributors is incorporated by reference to exhibit (e)(12) to PEA No. 43 to the Registration Statement filed on February 27, 2001.


     (13) Form of Distribution Agreement between Registrant on behalf of CDC Nvest Large Cap Growth Fund and CDC IXIS Distributors is filed herewith.

     (14) Form of Distribution Agreement between Registrant on behalf of CDC Nvest Jurika & Voyles Relative Value Fund is filed herewith.

     (15) Form of Distribution Agreement between Registrant on behalf of CDC Nvest Star Growth Fund is filed herewith.

     (16) Form of Dealer Agreement used by CDC IXIS Distributors is filed herewith.


(f)                     Bonus or Profit Sharing Contracts.

                        None.

(g)                     Custodian Agreements.

     (1) Custodian Contract dated April 12, 1988 between the Registrant and State Street Bank and Trust Company ("State Street Bank"), including form of subcustodian agreement, is incorporated by reference to exhibit 8(a) to PEA No. 32 to the Registration Statement filed on July 30, 1996.

     (2) Amendment No. 1 to Custodian Contract dated April 12, 1988 between the Registrant and State Street Bank is incorporated by reference to exhibit 8(b) to PEA No. 32 to the Registration Statement filed on July 30, 1996.

     (3) Letter Agreement between the Registrant and State Street Bank relating to the applicability of the Custodian Contract to CDC Nvest International Equity Fund is incorporated by reference to exhibit 8(c) to PEA No. 34 to the Registration Statement filed on February 14,1997.

     (4) Letter Agreement between the Registrant and State Street Bank relating to the applicability of the Custodian Contract to CDC Nvest Capital Growth Fund is incorporated by reference to exhibit 8(d) to PEA No. 34 to the Registration Statement filed on February 14,1997.

     (5) Letter Agreement between the Registrant and State Street Bank relating to the applicability of the Custodian Contract to CDC Nvest Star Advisers Fund is incorporated by reference to exhibit 8(e) to PEA No. 34 to the Registration Statement filed onFebruary 14, 1997.

     (6) Letter Agreement between the Registrant and State Street Bank relating to the applicability of the Custodian Contract to CDC Nvest Strategic Income Fund is incorporated by reference to exhibit 8(f) to PEA No. 34 to the Registration Statement filed on February 14, 1997.

     (7) Letter Agreement between the Registrant and State Street Bank relating to the applicability of the Custodian Contract to CDC Nvest Star Worldwide Fund is incorporated by reference to exhibit 8(g) to PEA

                        No. 34 to the Registration Statement filed on February 14, 1997.

     (8) Letter Agreement between the Registrant and State Street Bank relating to the applicability of the Custodian Contract to CDC Nvest Star Small Cap Fund is incorporated by reference to exhibit 8(h) to PEA No. 34 to the Registration Statement filed on February 14,1997.

     (9) Amendment dated February 28, 2000 to the Custodian Contract dated April 12, 1988 is incorporated by reference to exhibit (g)(9) to PEA No. 42 to the Registration Statement filed on April 27, 2000.


     (10) Amendment dated June 15, 2001 to the Custodian Contract dated April 12, 1988 is incorporated by reference to exhibit (g)(10) to PEA No. 45 to the Registration Statement filed on August 1, 2001.


(h)                     Other Material Contracts.

     (1) Transfer Agency and Services Agreement dated November 1, 1999 between the Registrant on behalf of CDC Nvest Growth Fund, CDC Nvest Capital Growth Fund, CDC Nvest Balanced Fund, CDC Nvest International Equity Fund, CDC Nvest Star Advisers Fund, CDC Nvest Star Value Fund, CDC Nvest Star Worldwide Fund, CDC Nvest Government Securities Fund, CDC Nvest Strategic Income Fund, CDC Nvest Bond Income Fund, CDC Nvest Municipal Income Fund and CDC Nvest Star Small Cap Fund and CDC IXIS Asset Management Services, Inc. ("CIS", formerly Nvest Services Company, Inc.) is incorporated by reference to exhibit h(1) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

     (2) Amendment dated January 1, 2001 to Fee Schedule of Transfer Agency and Services Agreement dated November 1, 1999 is incorporated by reference to exhibit h(2) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

     (3) Organizational Expense Reimbursement Agreement between the Registrant on behalf of CDC Nvest Capital Growth Fund and CDC IXIS Distributors is incorporated by reference to PEA No. 35 to the Registration Statement filed on April 18, 1997.

     (4) Organizational Expense Reimbursement Agreement between the Registrant on behalf of its CDC Nvest Strategic Income Fund and CDC IXIS Distributors is incorporated by reference to PEA No. 31 to the Registration Statement filed on April 12, 1996.

     (5) Organizational Expense Reimbursement Agreement between the Registrant on behalf of its CDC Nvest Star Worldwide Fund and CDC IXIS Distributors is incorporated by reference to exhibit 9(j) to PEA No. 31 to the Registration Statement filed April 12, 1996.

     (6) Organizational Expense Reimbursement Agreement between the Registrant on behalf of its CDC Nvest Star Small Cap Fund and CDC IXIS Distributors is incorporated by reference to exhibit 9(n) to PEA No. 34 to the Registration Statement filed on February 14, 1997.

     (7) Expense Agreement between the Registrant on behalf of its CDC Nvest Strategic Income Fund and CDC IXIS Advisers is incorporated by reference to exhibit 9(l) to PEA No. 32 to the Registration Statement filed on July 30, 1996.

     (8) Securities Lending Authorization Agreement and State Street Bank between the Registrant and its Series enumerated on schedule C thereto is incorporated by reference to PEA No. 39 to the Registration Statement filed on February 16, 1999.

     (9) CDC IXIS Advisers Fee Waiver/Reimbursement Undertaking between the Registrant on behalf the named series and CDC IXIS Advisers is incorporated by reference to PEA No. 39 to the Registration Statement filed on February 16, 1999.

     (10) CDC IXIS Advisers fee waiver/Reimbursement Undertaking dated May 1, 2000 between Registrant on behalf of its named series and CDC IXIS Advisers is incorporated by reference to exhibit h(10) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

     (11) CDC IXIS Advisers fee waiver/Reimbursement Undertaking dated May 1, 2001 between Registrant on behalf of its named series and CDC IXIS Advisers is incorporated by reference to exhibit h(11) to PEA No. 44 to the Registration Statement filed on April 30, 2001.


     (12) Form of CDC IXIS Advisers fee waiver/Reimbursement Undertaking between the Registrant on behalf of its named series and CDC IXIS Advisers is filed herewith.

     (13)               Administrative Services Agreement dated October 30,
                        2000 between Registrant on behalf of CDC Nvest Growth Fund, CDC Nvest Capital Growth Fund, CDC Nvest Balanced Fund, CDC Nvest International Equity Fund, CDC Nvest Star Advisers Fund, CDC Nvest Star Value Fund, CDC Nvest Star Worldwide Fund, CDC Nvest Government Securities Fund, CDC Nvest Strategic Income Fund, CDC Nvest Bond Income Fund, CDC Nvest Municipal Income Fund and CDC Nvest Star Small Cap Fund and CIS is incorporated by reference to exhibit h(12) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

     (14) Amendment dated December 1, 2000 to Administrative Services Agreement dated October 30, 2000 is incorporated by reference to exhibit h(13) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

     (15) Amendment dated January 2, 2001 to Administrative Services Agreement dated October 30, 2000 is incorporated by reference to exhibit h(14) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

     (16) Securities Lending Arrangement dated April 1, 2001 between Credit Suisse First Boston Corporation and the Registrant, on behalf of its named series is filed herewith.


(i)                     Legal Opinion.

     (1) Opinion and consent of counsel relating to the Registrant's CDC Nvest Government Securities Fund is incorporated by referenceto PEA No. 35 to the Registration Statement filed on April 18, 1997.

     (2) Opinion and consent of counsel relating to the Registrant's issuance of multiple classes of shares is incorporated by reference to PEA No. 38 to the Registration Statement filed on April 30, 1998.

     (3)                Opinion and consent of counsel relating to the

                        Registrant's CDC Nvest Star Advisers Fund is incorporated by reference to PEA No. 38 to the Registration Statement filed on April 30, 1998.

     (4) Opinion and consent of counsel relating to the Registrant's CDC Nvest Strategic Income Fund is incorporated by reference to PEA No. 28 to the Registration Statement filed on October 13, 1995.

     (5) Opinion and consent of counsel relating to the Registrant's CDC Nvest Star Worldwide Fund is incorporated by reference to exhibit 10(h) to PEA No. 31 to the Registration Statement filed on April 12, 1996.

     (6) Opinion and consent of counsel relating to the Registrant's CDC Nvest Star Small Cap Fund is incorporated by reference to exhibit 10(i) to PEA No. 34 to the Registration Statement filed on February 14,1997.


     (7) Opinion and consent of counsel relating to the Registrant's CDC Nvest Large Cap Growth Fund, Jurika & Voyles Relative Value Fund and CDC Nvest Star Growth Fund is filed herewith.


(j)                     Other Opinions.

                        Consent of PricewaterhouseCoopers LLP will be filed by amendment.

(k)                     Omitted Financial Statements

                        Not applicable.

(l)                     Initial Capital Agreements.

                        Not applicable.

(m)                     Rule 12b-1 Plan.

     (1)     (a)        Rule 12b-1 Plan for class A shares of CDC Nvest Growth
                        Fund is incorporated by reference to exhibit m(1)(a) to PEA No. 44 to the Registration Statement filed on April
                        30, 2001.

             (b) Rule 12b-1 Plan for class B shares of CDC Nvest Growth Fund is incorporated by reference to exhibit m(1)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

             (c) Rule 12b-1 Plan for class C shares of CDC Nvest Growth Fund is incorporated by reference to exhibit m(1)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

     (2)     (a)        Rule 12b-1 Plan for class A shares of CDC Nvest Capital
                        Growth Fund is incorporated by reference to exhibit m(2)
                        (a) to PEA No. 44 to the Registration Statement filed on
                        April 30, 2001.

             (b) Rule 12b-1 Plan for class B shares of CDC Nvest Capital Growth Fund is incorporated by reference to exhibit m(2)
                        (b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

             (c) Rule 12b-1 Plan for class C shares of CDC Nvest Capital Growth Fund is incorporated by reference to exhibit m(2)
                        (c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

     (3)     (a)        Rule 12b-1 Plan for class A shares of CDC Nvest Balanced
                        Fund is incorporated by reference to exhibit m(3)(a) to PEA No. 44 to the Registration Statement filed on April
                        30, 2001.

             (b) Rule 12b-1 Plan for class B shares of CDC Nvest Balanced Fund is incorporated by reference to exhibit m(3)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

             (c) Rule 12b-1 Plan for class C shares of CDC Nvest Balanced Fund is incorporated by reference to exhibit m(3)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

     (4)     (a)        Rule 12b-1 Plan for class A shares of CDC Nvest
                        International Equity Fund is incorporated by reference to exhibit m(4)(a) to PEA No. 44 to the Registration
                        Statement filed on April 30, 2001.

             (b) Rule 12b-1 Plan for class B shares of CDC Nvest International Equity Fund is incorporated by reference to exhibit m(4)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

             (c) Rule 12b-1 Plan for class C shares of CDC Nvest International Equity Fund incorporated by reference to exhibit m(4)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

     (5)     (a)        Rule 12b-1 Plan for class A shares of CDC Nvest Star
                        Advisers Fund is incorporated by reference to exhibit m(5)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

             (b) Rule 12b-1 Plan for class B shares of CDC Nvest Star Advisers Fund is incorporated by reference to exhibit m(5)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

             (c) Rule 12b-1 Plan for class C shares of CDC Nvest Star Advisers Fund is incorporated by reference to exhibit m(5)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

     (6)     (a)        Rule 12b-1 Plan for class A shares of CDC Nvest Star
                        Value Fund is incorporated by reference to exhibit m(6)
                        (a) to PEA No. 44 to the Registration Statement filed on
                        April 30, 2001.

             (b) Rule 12b-1 Plan for class B shares of CDC Nvest Star Value Fund is incorporated by reference to exhibit m(6)
                        (b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

             (c) Rule 12b-1 Plan for class C shares of CDC Nvest Star Value Fund is incorporated by reference to exhibit m(6)
                        (c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

     (7)     (a)        Rule 12b-1 Plan for class A shares of CDC Nvest Star
                        Worldwide Fund is incorporated by reference to exhibit m(7)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

             (b) Rule 12b-1 Plan for class B shares of CDC Nvest Star Worldwide Fund is incorporated by reference to exhibit m
                        (7)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

             (c) Rule 12b-1 Plan for class C shares of CDC Nvest Star Worldwide Fund is incorporated by reference to exhibit m
                        (7)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

     (8)     (a)        Rule 12b-1 Plan for class A shares of CDC Nvest
                        Government Securities Fund is incorporated by reference to exhibit m(8)(a) to PEA No. 44 to the Registration
                        Statement filed on April 30, 2001.

             (b) Rule 12b-1 Plan for class B shares of CDC Nvest Government Securities Fund is incorporated by reference to exhibit m(8)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

     (9)     (a)        Rule 12b-1 Plan for class A shares of CDC Nvest
                        Strategic Income Fund is incorporated by reference to exhibit m(9)(a) to PEA No. 44 to the Registration
                        Statement filed on April 30, 2001.

             (b) Rule 12b-1 Plan for class B shares of CDC Nvest Strategic Income Fund is incorporated by reference to exhibit m(9)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

             (c) Rule 12b-1 Plan for class C shares of CDC Nvest Strategic Income Fund is incorporated by reference to exhibit m(9)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

     (10) (a) Rule 12b-1 Plan for class A shares of CDC Nvest Bond Income Fund is incorporated by reference to exhibit m(10)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

             (b) Rule 12b-1 Plan for class B shares of CDC Nvest Bond Income Fund is incorporated by reference to exhibit m(10)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

             (c) Rule 12b-1 Plan for class C shares of CDC Nvest Bond Income Fund is incorporated by reference to exhibit m(10)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

     (11) (a) Rule 12b-1 Plan for class A shares of CDC Nvest Municipal Income Fund is incorporated by reference to exhibit m(11)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

             (b) Rule 12b-1 Plan for class B shares of CDC Nvest Municipal Income Fund is incorporated by reference to exhibit m(11)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

     (12)    (a)        Rule 12b-1 Plan for class A shares of CDC Nvest Star
                        Small Cap Fund is incorporated by reference to exhibit m(12)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

             (b) Rule 12b-1 Plan for class B shares of CDC Nvest Star Small Cap Fund is incorporated by reference to exhibit m(12)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

             (c) Rule 12b-1 Plan for class C shares of CDC Nvest Star Small Cap Fund is incorporated by reference to exhibit m(12)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

     (13)    (a)        Rule 12b-1 Plan for class A shares of CDC Nvest Large
                        Cap Growth Fund is filed herewith.

             (b) Rule 12b-1 Plan for class B shares of CDC Nvest Large Cap Growth Fund is filed herewith.

             (c) Rule 12b-1 Plan for class C shares of CDC Nvest Large Cap Growth Fund is filed herewith.

     (14) (a) Rule 12b-1 Plan for class A shares of CDC Nvest Jurika & Voyles Relative Value Fund is filed herewith.

             (b) Rule 12b-1 Plan for class B shares of CDC Nvest Jurika & Voyles Relative Value Fund is filed herewith.

             (c) Rule 12b-1 Plan for class C shares of CDC Nvest Jurika & Voyles Relative Value Fund is filed herewith.

     (15)    (a)        Rule 12b-1 Plan for class C shares of CDC Nvest Star
                        Growth Fund is filed herewith.

             (b) Rule 12b-1 Plan for class C shares of CDC Nvest Star Growth Fund is filed herewith.

             (c) Rule 12b-1 Plan for class C shares of CDC Nvest Star Growth Fund is filed herewith.


(n)                     Rule 18f-3 Plan

                        Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940 as amended, dated December 1, 2000 is incorporated by reference to exhibit (n) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

(p)                     Code of Ethics.

     (1) Code of Ethics of Registrant dated August 25, 2000 is incorporated by reference to exhibit p(1) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

     (2) Code of Ethics dated July 1, 2000 for CDC IXIS Advisers, CDC IXIS Distributors and CIS is incorporated by reference to exhibit p(2) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

     (3) Code of Ethics dated March 1, 2000 of Capital Growth Management Limited Partnership is incorporated by reference to exhibit p(3) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

     (4) Code of Ethics dated May 11, 2000 of Westpeak is incorporated by reference to exhibit p(4) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

     (5)             (i)  Code of Ethics dated January 14, 2000 of Loomis Sayles is incorporated by reference to exhibit p(5)(i) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                     (ii) Code of Ethics dated January 14, 2000 as amended

                          January 2, 2001 of Loomis Sayles is incorporated by reference to exhibit p(5)(ii) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

     (6) Code of Ethics dated April 18, 2000 of Harris Associates is incorporated by reference to exhibit p(7) to PEA No. 42 to the Registration Statement filed on pril 27, 2000.


     (7) Code of Ethics dated April 20, 2001 of Vaughan Nelson is incorporated by reference to exhibit (p)(8) to PEA No.45 to the Registration Statement filed on August 1, 2001.

     (8) Code of Ethics as revised January 2001 of Montgomery is incorporated by reference to exhibit p(10)(ii) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

     (9) Code of Ethics dated July 1, 2000 as amended March 8, 2001 of RSIM is filed herewith.

     (10) Code of Ethics and Policy on Personal Trading effective February 1, 200 for Jurika & Voyles, L.P. is incorporated by reference to exhibit (p)(11) to PEA No. 45 to the Registration Statement filed on August 1,2001.

     (11) Code of Ethics for Merrill Lynch Investment Managers is filed herewith.


(q)                     Powers of Attorney


                        Power of Attorney dated August 31, 2001 designating John
                        M. Loder, John E.
                        Pelletier and Thomas P. Cunningham as attorneys to sign for each Trustee is filed herewith.


Item 24.  Persons Controlled by or Under Common Control with the Registrant

          None.

Item 25.  Indemnification

          Under Article 4 of the Registrant's By-laws, any past or present Trustee or officer of the Registrant (hereinafter referred to as a "Covered Person") shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined that such covered person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. This description is modified in its entirety by the provision of Article 4 of the Registrant's By-laws contained in the PEA No. 32 to the Registration Statement filed on July 30, 1996 as exhibit 2(a) and is incorporated by reference.

         The Distribution Agreement, the Custodian Contract, the Transfer Agency and Service Agreement and the Administrative Services Agreement (the "Agreements") contained herein and in various post-effective amendments and incorporated herein by reference, provide for indemnification. The general effect of these provisions is to indemnify entities contracting with the Trust against liability and expenses in certain circumstances. This description is modified in its entirety by the provisions of the Agreements as contained in this Registration Statement and incorporated herein by reference.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act "), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

         Registrant and its Trustees, officers and employees are insured, under a policy of insurance maintained by the Registrant in conjunction with CDC IXIS Asset Management North America, L.P. (formerly Nvest Companies, L.P.) and its affiliates, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the Trustee or officer.


Item 26.  Business and Other Connections of Investment Adviser

(a) Loomis Sayles, subadviser of the Registrant's CDC Nvest Star Value Fund, CDC Nvest Star Advisers Fund, CDC Nvest Star Small Cap Fund, CDC Nvest Star Worldwide Fund, CDC Nvest International Equity Fund, CDC Nvest Balanced Fund and CDC Nvest Strategic Income Fund, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

         The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Loomis Sayles during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by Loomis Sayles pursuant to the Investment Advisers Act of 1940 as amended (the "Advisers Act") (SEC File No. 801-170).

(b) Capital Growth Management Limited Partnership ("CGM"), the adviser of the Registrant's CDC Nvest Growth Fund, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

         The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of CGM during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by CGM pursuant to the Advisers Act (SEC File No. 801-35935).


(c) Westpeak Global Advisors, L.P. (formerly Westpeak Investment Advisors, L.P.("Westpeak")) serves as subadviser to the Registrant's CDC Nvest Capital Growth Fund and CDC Nvest Star Value Fund. Organized in 1991, Westpeak provides investment management services to other mutual funds and institutional clients.


         The list required by this Item 26 regarding any other general business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Back Bay Advisors during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by Westpeak pursuant to the Advisers Act (SEC File No. 801-39554).


(d) CDC IXIS Advisers, a wholly owned subsidiary CDC IXIS Asset Management North America, L.P. serves as investment adviser to all the series of the Registrant except CDC Nvest Growth Fund. CDC IXIS Advisers was organized in 1995.


         The list required by this Item 26 regarding any other business, profession or employment of a substantial nature engaged in by officers and directors of CDC IXIS Advisers during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by CDC IXIS Advisers pursuant to the Advisers Act (SEC File No. 801-48408).


(e) Montgomery is a subadviser to the Registrant's CDC Nvest Star Worldwide Fund and CDC Nvest Star Small Cap Fund.


         This list required by this Item 26 regarding any other business, profession or employment of a substantial nature engaged in by officers and directors of Montgomery during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by Montgomery pursuant to the Advisers Act (SEC File No. 801-54803).


(f) Harris Associates L.P. serves as a subadviser to the Registrant's CDC Nvest Star Advisers Fund, CDC Nvest Star Worldwide Fund, CDC Nvest Star Value Fund and CDC Nvest Star Small Cap Fund. Harris Associates serves as investment adviser to mutual funds, individuals, trusts, retirement plans, endowments and foundations, and manages several private partnerships, and is a registered commodity trading adviser and commodity pool operator.


         The list required by this Item 26 regarding any other business, profession or employment of a substantial nature engaged in by officers and directors of Harris during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by Harris pursuant to the Advisers Act (SEC File No. 801-50333).


(g) RS Investment Management, L.P., a subadviser to the Registrant's CDC Nvest Star Small Cap Fund, provides investment advice to various clients including public mutual funds, private limited partnerships and separate accounts.


         The list required by this Item 26 regarding any other business, profession or employment of a substantial nature engaged in by officers and directors of RS Investment Management during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by RS Investment Management pursuant to the Advisers Act (SEC File No. 801-144125).


(h) Vaughan, Nelson, Scarborough & McCullough, L.P. subadviser to Registrant's CDC Nvest Star Value Fund, provides investment advice to a number of other registered investment companies and to other organizations and individuals.


         The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of VSNM during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by VNSM pursuant to the Advisers Act (File No. 801-51795).

(i) Jurika & Voyles, L.P the subadviser to CDC Nvest Balanced Fund, provides investment advice to other registered investment companies and to organizations and individuals. Jurika & Voyles succeeded Jurika & Voyles, Inc. in January 1997.


         The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Jurika & Voyles during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by Jurika & Voyles pursuant to the Advisers Act (File No. 801-53366).


(j) Fund Asset Management, L.P. serves as subadviser to Registrant's CDC Nvest Star Advisers Fund.

         The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Fund Asset Management, L.P. during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by Fund Asset Management, L.P. pursuant to the Advisers Act (File No. 801-12485).

(k) Morgan Stanley Investments LP serves as subadviser to Registrant's CDC Nvest Star Growth Fund.

         The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Morgan Stanley during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by Morgan Stanley pursuant to the Advisers Act (File No. 801-10437).


Item 27.  Principal Underwriter

         (a) CDC IXIS Asset Management Distributors, L.P., the principal underwriter of the Registrant, also serves as principal underwriter for:

         CDC Nvest Tax Exempt Money Market Trust
         CDC Nvest Cash Management Trust
         CDC Nvest Funds Trust II
         CDC Nvest Funds Trust III
         CDC Nvest Companies Trust I

         (b) The general partner and officers of the Registrant's principal underwriter, CDC IXIS Asset Management Distributors, L.P., and their addresses are as follows:


                                         POSITIONS AND OFFICES                    POSITIONS AND OFFICES
           NAME                       WITH PRINCIPAL UNDERWRITER                     WITH REGISTRANT
---------------------------- ---------------------------------------------- -----------------------------------

CDC IXIS Asset Management    General Partner                                None
Distribution Corporation
(formerly Nvest
Distribution Corp.)

John T. Hailer               President and Chief Executive Officer          President and Trustee

John E. Pelletier            Senior Vice President, General Counsel,        Secretary and Clerk
                             Secretary and Clerk

Scott E. Wennerholm          Senior Vice President, Treasurer, Chief        None
                             Financial Officer, and Chief Operating
                             Officer


Coleen Downs Dinneen         Vice President, Associate General Counsel,     Assistant Secretary
                             Assistant Secretary and Assistant Clerk

                  Vice President, Deputy General Counsel, None
James Wall                   Assistant Secretary and Assistant Clerk

Beatriz Pina Smith           Vice President and Assistant Treasurer         None

Christine Howe               Vice President and Controller                  None

Frank S. Maselli             Senior Vice President                          None

Kirk Williamson              Senior Vice President                          None

Daniel Lynch                 Vice President                                 None

Marla McDougall              Vice President                                 None


The principal business address of all the above persons or entities is 399 Boylston Street, Boston, MA 02116.

(c)      Not applicable.

Item 28.  Location of Accounts and Records

The following companies, in the aggregate, maintain possession of the documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder:

(a)       For all series of Registrant:

          (i)      State Street Bank and Trust Company
                   225 Franklin Street
                   Boston, Massachusetts 02110

          (ii)     CDC IXIS Asset Management Distributors, L.P.
                   399 Boylston Street
                   Boston, Massachusetts 02116

          (iii)    CDC IXIS Asset Management Advisers, L.P.
                   399 Boylston Street
                   Boston, MA  02116
                   (excluding Growth Fund)

(b)       For CDC Nvest Growth Fund:
                   Capital Growth Management Limited Partnership
                   One International Place
                   Boston, Massachusetts 02110

(c)       For the series of the Registrant managed by Harris:
                   Harris Associates L.P.
                   Two North LaSalle Street
                   Chicago, Illinois  60602

(d) For the series of the Registrant managed by Fund Asset Management, L.P. (doing business as Mercury Advisors)
                   Fund Asset Management, L.P.
                   800 Scudders Mill Road
                   Plainsboro, NJ 08536

(e)       For the series of the Registrant managed by Loomis Sayles:
                   Loomis, Sayles & Company, L.P.
                   One Financial Center
                   Boston, Massachusetts 02111

(f)       For the series of the Registrant managed by Montgomery:
                   Montgomery Asset Management, LLC
                   600 Montgomery Street
                   San Francisco, California 94111

(g)       For the series of the Registrant managed by RS Investment Management:
                   RS Investment Management
                   555 California Street
                   San Francisco, CA 94101

(h) For the series of the Registrant managed by Vaughan, Nelson Scarborough & McCullough, L.P.:
                   Vaughan, Nelson, Scarborough & McCollough, L.P.
                   600 Travis
                   Suite 6300
                   Houston, TX  77002

(i)       For the series of the Registrant managed by Jurika & Voyles, L.P.
                   Jurika & Voyles, L.P.
                   Lake Merritt Plaza
                   1999 Harrison, Suite 700
                   Oakland, CA 94612


(j)       For the series of the Registrant managed by Westpeak Global Advisers,
          L.P.:


                   Westpeak Investment Advisers, L.P.
                   1011 Walnut Street
                   Boulder, CO 80302


(k)       For the series of the Registrant managed by Morgan Stanley:
                   Morgan Stanley Investments LP
                   One Tower Bridge, West
                   Conshohocken, PA 19428



Item 29.  Management Services

         None.

Item 30.  Undertakings

         (a) The Registrant undertakes to provide the annual report of any of its series to any person who receives a prospectus for such series and who requests the annual report.

                             CDC NVEST FUNDS TRUST I
                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirement for effectiveness of this Post-Effective Amendment ("PEA") No. 46 to its Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 46 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 12th day of October, 2001.

                                               CDC Nvest Funds Trust I

                                               By: PETER S. VOSS*
                                               ---------------------------------
                                               Peter S. Voss
                                               Chief Executive Officer

                                               *By: /s/ John E. Pelletier
                                               ---------------------------------

                                               John E. Pelletier
                                               Attorney-In-Fact**

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                   Title                               Date


PETER S. VOSS*
---------------------------
Peter S. Voss               Chairman of the Board; Chief        October 12, 2001
                            Executive Officer; Trustee

/s/ Thomas P. Cunningham
---------------------------
Thomas P. Cunningham        Treasurer                           October 12, 2001

GRAHAM T. ALLISON, JR.*
---------------------------
Graham T. Allison, Jr.      Trustee                             October 12, 2001

DANIEL M. CAIN*
---------------------------
Daniel M. Cain              Trustee                             October 12, 2001

KENNETH J. COWAN*
---------------------------
Kenneth J. Cowan            Trustee                             October 12, 2001

RICHARD DARMAN*
---------------------------
Richard Darman              Trustee                             October 12, 2001

JOHN T. HAILER*
---------------------------
John T. Hailer              President; Trustee                  October 12, 2001

SANDRA O. MOOSE*
---------------------------
Sandra O. Moose             Trustee                             October 12, 2001

JOHN A. SHANE*
---------------------------
John A. Shane               Trustee                             October 12, 2001

PENDLETON P. WHITE*
---------------------------
Pendleton P. White          Trustee                             October 12, 2001

                                                    *By:   /s/ John E. Pelletier
                                                           ---------------------
                                                           John E. Pelletier
                                                           Attorney-In-Fact**
                                                           October 12, 2001
   ** Powers of Attorney are filed herewith.

                            CDC NVEST FUNDS TRUST I

                                  EXHIBIT INDEX

                        EXHIBITS FOR ITEM 23 OF FORM N-1A


EXHIBIT         DESCRIPTION

(a)(15)         Amendment No. 14 to Agreement and Declaration
(a)(16)         Amendment No. 15 to Agreement and Declaration
(d)(2)(viii)    Form of Advisory Agreement -Government Securities Fund
(d)(2)(xiii)    Form of Advisory Agreement -Large Cap Growth Fund
(d)(2)(xiv)     Form of Advisory Agreement -Jurika & Voyles Relative Value Fund
(d)(2)(xv)      Form of Advisory Agreement -Star Growth Fund
(d)(3)(xi)      Subadvisory Agreement -Star Advisers Fund - Mercury Advisors
(d)(3)(xix)     Form of Subadvisory Agreement -Government Securities Fund
(d)(3)(xxi)     Form of Subadvisory Agreement -Bond Income Fund
(d)(3)(xxii)    Form of Subadvisory Agreement -Municipal Income Fund
(d)(3)(xxvii)   Form of Subadvisory Agreement -Large Cap Growth Fund
(d)(3)(xxviii)  Form of Subadvisory Agreement -Jurika & Voyles Relative Value
                Fund
(d)(3)(xxix)    Form of Subadvisory Agreement -Star Growth Fund - Westpeak
(d)(3)(xxx)     Form of Subadvisory Agreement -Star Growth Fund - VNSM
(d)(3)(xxxi)    Form of Subadvisory Agreement -Star Growth Fund - RSIM
(d)(3)(xxxii)   Form of Subadvisory Agreement -Star Growth Fund - Morgan Stanley
(e)(13)         Form of Distribution Agreement -Large Cap Growth Fund
(e)(14)         Form of Distribution Agreement -Jurika & Voyles Relative Value
                Fund
(e)(15)         Form of Distribution Agreement -Star Growth Fund
(e)(16)         Form of Dealer Agreement
(h)(12)         Form of Expense Reimbursement Agreement
(h)(16)         Securities Lending Arrangement
(i)(7)          Opinion and consent of counsel
(m)(13)(a)      Class A Rule 12b-1 Plan for Large Cap Growth Fund
(m)(13)(b)      Class B Rule 12b-1 Plan for Large Cap Growth Fund
(m)(13)(c)      Class C Rule 12b-1 Plan for Large Cap Growth Fund
(m)(14)(a)      Class A Rule 12b-1 Plan for Jurika & Voyles Relative Value Fund
(m)(14)(b)      Class B Rule 12b-1 Plan for Jurika & Voyles Relative Value Fund
(m)(14)(c)      Class C Rule 12b-1 Plan for Jurika & Voyles Relative Value Fund
(m)(15)(a)      Class A Rule 12b-1 Plan for Star Growth Fund
(m)(15)(b)      Class B Rule 12b-1 Plan for Star Growth Fund
(m)(15)(c)      Class C Rule 12b-1 Plan for Star Growth Fund
(p)(9)          Code of Ethics of RS Investment Management
(p)(11)         Code of Ethics of Merrill Lynch
(q)             Powers of Attorney